Debt - Future Maturities of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Maturities of Long-term Debt [Abstract]
2017	$ 500
2018	0
2019	970
2020	600
2021	500
Thereafter	2,850
Total principal	5,420
Fair value adjustments related to interest rate swap fair value hedges	24	$ 26
Unamortized issuance costs	(23)	(35)
Unamortized discount	(14)	$ (18)
Total	$ 5,407